RESTATEMENT (Disclosure of statement of cash flows) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
OPERATING ACTIVITIES
Loss for the year	$ (14,414,266)	$ (31,694,048)
Loss from discontinued operations		0
Impairment of exploration and evaluation assets	0	19,671,935
Cash flows used in operating activities	$ (12,956,870)	(7,988,872)
INVESTING ACTIVITIES
Cash flows used in continuing investing activities		(7,252,608)
Cash flows used in discontinued investing activities		0
As Previously Reported [Member]
OPERATING ACTIVITIES
Loss for the year		(38,694,048)
Loss from discontinued operations		26,671,935
Impairment of exploration and evaluation assets		0
Cash flows used in operating activities		(7,988,872)
INVESTING ACTIVITIES
Cash flows used in continuing investing activities		(6,935,910)
Cash flows used in discontinued investing activities		(316,698)
Adjustments [Member]
OPERATING ACTIVITIES
Loss for the year		7,000,000
Loss from discontinued operations		(26,671,935)
Impairment of exploration and evaluation assets		19,671,935
Cash flows used in operating activities		0
INVESTING ACTIVITIES
Cash flows used in continuing investing activities		(316,698)
Cash flows used in discontinued investing activities		$ 316,698